Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	MYNARIC AG
Entity Central Index Key	0001850453
Entity File Number	001-41045
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Bertha-Kipfmüller-Str. 2-8
Entity Address, City or Town	Munich
Entity Address, Country	DE
Entity Incorporation, State or Country Code	2M
Entity Address, Postal Zip Code	81249
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Entity Common Stock, Shares Outstanding	6,318,322
Entity Shell Company	false
Auditor Name	KPMG AG Wirtschaftsprüfungsgesellschaft
Auditor Firm ID	1021
Auditor Location	Munich, Germany
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
ADR
Document Information [Line Items]
Title of 12(b) Security	American Depository Shares
Trading Symbol	MYNA
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Contact Personnel Name	Stefan Berndt-von Bülow
Entity Address, Address Line One	Bertha-Kipfmüller-Str. 2-8
Entity Address, City or Town	Munich
Entity Address, Country	DE
Entity Address, Postal Zip Code	81249
City Area Code	+49
Local Phone Number	(0)89 5589 428 0
Contact Personnel Email Address	stefan.berndtvonbuelow@mynaric.com